12. RECOVERABLE AND INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Recoverable And Income And Social Contribution Taxes Tables
Schedule of recoverable taxes

Recoverable taxes	12.31.17	12.31.16
ICMS ("State VAT")	1,681.9	1,575.1
PIS and COFINS ("Federal Taxes to Social Fund Programs")	430.2	331.6
IPI ("Federal VAT") (1)	791.2	201.3
INSS ("Brazilian Social Security")	280.4	280.4
Other	123.9	95.9
(-) Provision for losses	(160.5)	(155.6)
	3,147.1	2,328.7

Current	728.9	846.1
Non-current	2,418.2	1,482.6

Recoverable income and social contribution tax
Income and social contribution tax (IR/CS)	528.3	433.7
(-) Provision for losses	(9.0)	(9.0)
	519.3	424.7
Current	499.3	388.7
Non-current	20.0	36.0

(1)	Main variation refers to adhesion to the tax amnesty program, as disclosed in note 1.6.

Schedule of rollforward of provision for losses

The rollforward of the allowance for losses is presented below:

	ICMS ("State VAT")		PIS and COFINS ("Federal Taxes to Social Fund Programs")		Income and social contribution tax		IPI ("Federal VAT")		Other		Total
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Beginning balance	(114.3)	(113.9)	(19.9)	(25.1)	(9.0)	(9.0)	(14.7)	(14.7)	(6.7)	(8.7)	(164.6)	(171.4)
Additions	(37.7)	(28.2)	-	(0.2)	-	-	-	-	(2.3)	(0.3)	(40.0)	(28.7)
Write-offs	29.1	27.8	0.2	5.4	-	-	1.2	-	4.0	0.2	34.5	33.4
Exchange rate variation	-	-	-	-	-	-	-	-	0.6	2.1	0.6	2.1
Ending balance	(122.9)	(114.3)	(19.7)	(19.9)	(9.0)	(9.0)	(13.5)	(14.7)	(4.4)	(6.7)	(169.5)	(164.6)